[LOGO] Merrill Lynch Investment Managers

Annual Report

September 30, 2001

The S&P 500(R)
Protected Equity
Fund, Inc.

www.mlim.ml.com

                   The S&P 500(R) Protected Equity Fund, Inc.

Officers and Directors

Terry K. Glenn, President and Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Eric S. Mitofsky, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

The Chase Manhattan Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

NASDAQ Symbol

PEFX

Important Tax Information (unaudited)

The ordinary income distribution paid by The S&P 500(R) Protected Equity Fund, Inc. to shareholders of record on December 29, 2000 qualifies for the dividends received deduction for corporations.

Please retain this information for your records.

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2001

DEAR SHAREHOLDER

The S&P 500(R) Protected Equity Fund, Inc. commenced operations on November 3, 1999, and it is intended to have a maturity date on or about November 30, 2007. The Fund was designed to provide its initial investors with exposure to the US equity market, as measured by the unmanaged Standard & Poor's (S&P) 500 Index, with a goal that there will be no loss of principal if the Fund is held to termination, regardless of the level of the S&P 500 Index at that time. The value of the principal protection feature might have appeared superfluous during the first seven months of the Fund's existence, as the S&P 500 Index continued to climb to new all-time highs through the first half of the year 2000. However, during the last 18 months, the Index has been dragged even lower by plunging earnings and stock prices within the overextended technology sector. Beginning with the second quarter of 2000, the S&P 500 Index declined for five of the next six calendar quarters through the end of the third quarter of 2001. This downward trend was culminated by the events surrounding the attacks on the World Trade Center and the Pentagon on September 11, 2001, and turned the third quarter into the worst-performing quarter for the S&P 500 Index since the stock market crash of 1987.

At March 31, 2001, the S&P 500 Index stood at 1,160.33. This was 160 points below the level of the Index at December 31, 2000, and nearly 200 points below the Index at the Fund's inception on November 3, 1999 when the S&P 500 Index was at 1,354.99. Despite a strong springtime rally that took the Index back over the 1,300 level near the end of May, continued jitters regarding corporate profits dominated investors' minds during this period, and the Index fell back to 1,224.42 by June 30, 2001. There was little positive news to drive the equity markets higher even before the events of September 11. On Friday, September 7, just prior to the attacks, the S&P 500 Index had fallen to 1,085.78, a level the Index had initially surpassed back in October 1998. After an initial sell-off subsequent to the reopening of the New York Stock Exchange the following week, US equities rallied sharply in the last week of the third quarter, as the S&P 500 Index closed the month of September at 1,040.94.

At the Fund's inception (November 3, 1999), most of its net assets were invested in a portfolio of stocks (and other assets) designed to provide investment returns that closely approximate those of the S&P 500 Index. On that date, the Fund's equity portfolio was valued at $266.7 million. The portfolio consisted of holdings whose weightings were nearly identical to the weights of the stocks in the S&P 500 Index (aside from the Fund's elimination of shares of Merrill Lynch & Co.).

However, the Fund differs from traditional index funds to the extent that not all of the Fund's assets are deployed in investments directly related to the underlying Index. Our goal of returning at least the Fund's initial net asset value at the end of its seven-year life requires us to hedge the Fund's equity investments. To obtain this goal, we purchased at the Fund's inception three seven-year European-style (no early exercise feature) put options from three independent counterparties. It is anticipated that the value of these options at the Fund's maturity will help offset losses suffered by the Fund's underlying equity portfolio in the event that the S&P 500 Index settles below its value at the Fund's inception. The combined purchase price of the three put options was $44.4 million, which represented approximately 14% of the Fund's net assets at inception. The criteria used by the Fund to select the various counterparties included credit rating, financial stability and flexibility in structuring the put options needed by the Fund in a manner deemed beneficial to the Fund. In declining order of notional amount, the three put options purchased by the Fund were: $113.4 million with UBS AG, London Branch; $107.1 million with Credit Suisse Financial Products; and $94.5 million with Banque AIG. The goal in purchasing three put options of nearly equal size was to diversify the risk to the Fund of non-performance by one of the three counterparties.

Performance Results

For the six months ended September 30, 2001, the Fund had a total return of -1.99%, based on a change in per share net asset value from $9.05 to $8.87. For the year ended September 30, 2001, the Fund had a total return of -12.70%, based on a change in per share net asset value from $10.16 to $8.87. The Fund's benchmark, the S&P 500 Index, had total returns of -9.69% for the sixth-month period ended September 30, 2001 and -26.63% for the year ended September 30, 2001. Since inception (November 3, 1999) through September 30, 2001, the Fund had a total return of -11.30%, based on a change in per share net asset value from $10.00 to $8.87, which compares to the total return of -21.37% for the S&P 500 Index for the same period. At September 30, 2001, the Fund's equity portfolio was valued at $208 million, a loss of $23.4 million compared with its value from the end of March 2001. Collectively, the three put options rose in value from $53.6 million at March 31, 2001 to $71.6 million by September 30, 2001, a 33.7% rise during the same period. Overall, the Fund's net assets stood at $279.6 million at September 30, 2001, a loss of only $5.5 million during a sixth-month period in which the S&P 500 Index declined by nearly 10%. Other than at termination, it should not be expected that increases in the value of the put options will exactly offset declines posted by the equity portfolio. However, it is clear that the rise in the value of the put options demonstrates their ability to achieve the objective of providing a degree of insulation for shareholders from broad equity market declines.

In Conclusion

We appreciate your investment in The S&P 500(R) Protected Equity Fund, Inc., and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

November 2, 2001

                        A Special Message to Shareholders

               THE U.S. ECONOMY & THE AFTERMATH OF SEPTEMBER 11th

       A Perspective from Bob Doll, President & Chief Investment Officer
                   Of Merrill Lynch Investment Managers, L.P.

For Americans, the world was changed forever on September 11th. In looking for some perspective, I have been reassured by my belief that the pride of America is its people and its economy. In the wake of this attack, there has been no question about the mettle of Americans--across the country, they have risen to the occasion again and again by helping the victims and raising the flag. But there are many important questions about the American economy, the engine of our way of life, that have yet to be answered, indeed, that may take months to answer.

During the coming days, weeks and months, navigating a course through the financial markets will be challenging. The resolve of Americans and the U.S. Government will be tested. But history tells us that Americans and America are resilient. And we know that the market will eventually rally. As President Bush told the nation in his speech on September 20th, "Terrorists attacked a symbol of prosperity. They did not touch its source. America is successful because of the hard work and creativity and enterprise of our people. They were the true strengths of our economy before September 11th and they are our strengths today."

For the rest of this year at least, the main event will be a market of tug-of-war as consumer demand shock vies with proactive monetary and fiscal policies from the Fed and government, which may pump as much as $100 billion into the economy. Where we go and when we get there will depend on the government's ability to reinvigorate consumer and business confidence. Eventually, the market will get back to focusing on the basics--economic and earnings fundamentals.

There is no doubt that these are extraordinarily trying times. But we have been through trying times before, and the economy has always emerged stronger than ever. We have no reason to believe this time will be any different.


                                     2 & 3
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                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                                          Shares
                Issue                                      Held         Value
================================================================================
Common        + ADC Telecommunications, Inc. ..........    17,180    $   59,958
Stocks        + The AES Corporation ...................    11,738       150,481
                AFLAC Incorporated ....................    11,573       312,471
                ALLTEL Corporation ....................     6,908       400,319
              + AMR Corporation .......................     3,383        64,751
              + AOL Time Warner Inc. ..................    97,520     3,227,912
                AT&T Corp. ............................    75,944     1,465,719
              + AT&T Wireless Services Inc. ...........    56,038       837,208
                Abbott Laboratories ...................    34,091     1,767,618
                Adobe Systems Incorporated ............     5,311       127,358
                Adolph Coors Company (Class B) ........       848        38,160
              + Advanced Micro Devices, Inc. ..........     7,576        61,744
              + Aetna Inc. (New Shares) ...............     3,120        90,137
              + Agilent Technologies, Inc. ............    10,110       197,650
                Air Products and Chemicals, Inc. ......     5,067       195,485
                Alberto-Culver Company (Class B) ......     1,285        49,974
                Albertson's, Inc. .....................     8,914       284,178
                Alcan Aluminium Ltd. ..................     7,026       210,780
                Alcoa Inc. ............................    18,999       589,159
                Allegheny Energy, Inc. ................     2,730       100,191
                Allegheny Technologies Incorporated ...     1,816        24,207
                Allergan Inc. .........................     2,887       191,408
              + Allied Waste Industries, Inc. .........     4,394        56,023
                The Allstate Corporation ..............    15,945       595,546
              + Altera Corporation ....................     8,513       140,379
                Ambac Financial Group, Inc. ...........     2,340       128,021
                Amerada Hess Corporation ..............     1,957       124,269
                Ameren Corporation ....................     3,058       117,427
                American Electric Power Company, Inc. .     7,088       306,414
                American Express Company ..............    29,122       846,285
                American Greetings Corporation
                  (Class A) ...........................     1,378        18,245
                American Home Products Corporation ....    28,957     1,686,745
                American International Group, Inc. ....    57,668     4,498,095
              + American Power Conversion
                  Corporation .........................     4,300        50,224
              + AmerisourceBergen Corporation .........     2,240       158,928
              + Amgen Inc. ............................    23,019     1,352,596
                AmSouth Bancorporation ................     8,152       147,307
                Anadarko Petroleum Corporation ........     5,470       262,998
              + Analog Devices, Inc. ..................     7,987       261,175
              + Andrew Corporation ....................     1,789        32,524
                Anheuser-Busch Companies, Inc. ........    19,756       827,381
                Aon Corporation .......................     5,694       239,148
                Apache Corporation ....................     2,722       117,046
              + Apple Computer, Inc. ..................     7,648       118,620
                Applera Corporation-Applied
                  Biosystems Group ....................     4,696       114,582
              + Applied Materials, Inc. ...............    17,923       509,730
              + Applied Micro Circuits Corporation ....     6,597        46,113
                Archer-Daniels-Midland Company ........    14,607       183,902
                Ashland Inc. ..........................     1,562        60,215
                Autodesk, Inc. ........................     1,186        38,023
                Automatic Data Processing, Inc. .......    13,740       646,330
              + AutoZone, Inc. ........................     2,465       127,835
              + Avaya Inc. ............................     6,214        61,519
                Avery Dennison Corporation ............     2,491       117,849
                Avon Products, Inc. ...................     5,239       242,304
                BB&T Corporation ......................     9,644       351,524
                The B.F. Goodrich Company .............     2,323        45,252
              + BMC Software, Inc. ....................     5,385        68,389
                Baker Hughes Incorporated .............     7,369       213,333
                Ball Corporation ......................       600        35,940
                Bank of America Corporation ...........    35,281     2,060,410
                The Bank of New York Company, Inc. ....    16,190       566,650
                Bank One Corporation ..................    25,650       807,205
                Barrick Gold Corporation ..............     8,746       151,743
                Bausch & Lomb Incorporated ............     1,217        34,441
                Baxter International Inc. .............    12,984       714,769
                The Bear Stearns Companies Inc. .......     3,360       168,034
                Becton, Dickinson and Company .........     5,661       209,457
              + Bed Bath & Beyond Inc. ................     6,330       161,162
                BellSouth Corporation .................    41,251     1,713,979
                Bemis Company, Inc. ...................     1,204        47,979
              + Best Buy Co., Inc. ....................     4,591       208,661
              + Big Lots, Inc. ........................     2,435        20,186
              + Biogen, Inc. ..........................     3,292       182,969
                Biomet, Inc. ..........................     5,931       173,482
                The Black & Decker Corporation ........     1,760        54,912
                The Boeing Company ....................    19,202       643,267
                Boise Cascade Corporation .............     1,313        38,733
              + Boston Scientific Corporation .........     8,836       181,138
                Bristol-Myers Squibb Company ..........    42,777     2,376,690
              + Broadcom Corporation (Class A) ........     5,725       116,218
                Brown-Forman Corporation (Class B) ....     1,477        93,317
                Brunswick Corporation .................     1,923        31,672
                Burlington Northern Santa Fe Corp. ....     8,622       230,638
                Burlington Resources Inc. .............     4,655       159,248
              + CIENA Corporation .....................     7,215        74,242
                CIGNA Corporation .....................     3,296       273,403
                CMS Energy Corporation ................     2,872        57,440
                C.R. Bard, Inc. .......................     1,179        60,612
                CSX Corporation .......................     4,695       147,892
                CVS Corporation .......................     8,653       287,280
              + Calpine Corporation ...................     6,623       151,071
                Campbell Soup Company .................     8,987       251,636
                Capital One Financial Corporation .....     4,587       211,140
                Cardinal Health, Inc. .................     9,813       725,671
                Carnival Corporation ..................    12,914       284,366
                Caterpillar Inc. ......................     7,595       340,256
              + Cendant Corporation ...................    19,639       251,379
                Centex Corporation ....................     1,272        42,905
                CenturyTel, Inc. ......................     3,111       104,218
                The Charles Schwab Corporation ........    44,272       509,128
                Charter One Financial, Inc. ...........     4,819       135,977
                Chevron Corporation ...................    14,181     1,201,840
              + Chiron Corporation ....................     4,232       188,028
                The Chubb Corporation .................     3,856       275,357
                Cincinnati Financial Corporation ......     3,537       147,210
                Cinergy Corp. .........................     3,557       109,805
                Cintas Corporation ....................     3,760       151,528
                Circuit City Stores--Circuit City
                  Group ...............................     4,523        54,276
              + Cisco Systems, Inc. ...................   161,094     1,962,125
                Citigroup Inc. ........................   110,681     4,482,580
              + Citizens Communications Company .......     6,280        59,032
              + Citrix Systems, Inc. ..................     4,129        81,754
              + Clear Channel Communications, Inc. ....    12,921       513,610
                The Clorox Company ....................     5,206       192,622
                The Coca-Cola Company .................    54,748     2,564,944
                Coca-Cola Enterprises Inc. ............     9,782       150,056
                Colgate-Palmolive Company .............    12,349       719,329
              + Comcast Corporation (Class A) .........    20,760       744,661
                Comerica Incorporated .................     3,941       218,331
                Compaq Computer Corporation ...........    37,176       308,933
                Computer Associates International,
                  Inc. ................................    12,728       327,619
              + Computer Sciences Corporation .........     3,734       123,857
              + Compuware Corporation .................     8,118        67,623
              + Comverse Technology, Inc. .............     4,066        83,272
                ConAgra, Inc. .........................    11,885       266,818
              + Concord EFS, Inc. .....................     5,290       258,945
              + Conexant Systems, Inc. ................     5,427        45,044
                Conoco Inc. (Class B) .................    13,770       348,932
              + Conseco, Inc. .........................     7,435        53,978
                Consolidated Edison, Inc. .............     4,665       189,959
                Constellation Energy Group ............     3,607        87,289
              + Convergys Corporation .................     3,785       105,034
                Cooper Industries, Inc. ...............     2,075        86,050
                Cooper Tire & Rubber Company ..........     1,593        22,684
                Corning Incorporated ..................    20,473       180,572
              + Costco Wholesale Corporation ..........     9,864       350,764
                Countrywide Credit Industries, Inc. ...     2,600       114,218
                Crane Co. .............................     1,332        29,197
                Cummins Engine Company, Inc. ..........       964        31,812
                DTE Energy Company ....................     3,628       156,185
                Dana Corporation ......................     3,325        51,870
                Danaher Corporation ...................     3,173       149,702
                Darden Restaurants, Inc. ..............     2,627        68,959
                Deere & Company .......................     5,179       194,782
              + Dell Computer Corporation .............    57,249     1,060,824
                Delphi Automotive Systems
                  Corporation .........................    12,369       145,336
                Delta Air Lines, Inc. .................     2,698        71,092
                Deluxe Corporation ....................     1,581        54,608
                Devon Energy Corporation ..............     2,885        99,244
                Dillard's, Inc. (Class A) .............     1,871        24,641
                Dollar General Corporation ............     7,338        85,855
                Dominion Resources, Inc. ..............     5,445       323,161
                Dover Corporation .....................     4,477       134,802
                The Dow Chemical Company ..............    19,767       647,567
                Dow Jones & Company, Inc. .............     1,951        88,634
                Duke Energy Corporation ...............    16,938       641,103
                Dynegy Inc. (Class A) .................     7,141       247,436
                E.I. du Pont de Nemours and Company ...    22,953       861,197
              + EMC Corporation .......................    48,574       570,744
                EOG Resources, Inc. ...................     2,600        75,218
                Eastman Chemical Company ..............     1,700        61,710
                Eastman Kodak Company .................     6,384       207,672
                Eaton Corporation .....................     1,547        91,598
                Ecolab Inc. ...........................     2,780       100,997
                Edison International ..................     7,175        94,423
                El Paso Corporation ...................    11,207       465,651
                Electronic Data Systems Corporation ...    10,333       594,974
                Eli Lilly and Company .................    24,737     1,996,276
                Emerson Electric Co. ..................     9,438       444,152


                                     4 & 5

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                          Shares
                Issue                                      Held         Value
================================================================================
Common          Engelhard Corporation .................     2,878    $   66,482
Stocks          Enron Corp. ...........................    16,468       448,424
(continued)     Entergy Corporation ...................     4,858       172,750
                Equifax Inc. ..........................     3,140        68,766
                Exelon Corporation ....................     7,036       313,806
                Exxon Mobil Corporation ...............   151,868     5,983,599
              + FMC Corporation .......................       633        31,011
                FPL Group, Inc. .......................     3,908       209,273
                Family Dollar Stores, Inc. ............     3,785       104,163
                Federal Home Loan Mortgage
                  Association .........................    15,244       990,860
                Federal National Mortgage
                  Association .........................    22,017     1,762,681
              + Federated Department Stores, Inc. .....     4,362       123,008
              + FedEx Corp. ...........................     6,758       248,356
                Fifth Third Bancorp ...................    12,590       774,033
                First Data Corporation ................     8,623       502,376
                FirstEnergy Corp. .....................     4,982       179,103
              + Fiserv, Inc. ..........................     4,132       141,314
                FleetBoston Financial Corporation .....    23,839       876,083
                Fluor Corporation .....................     1,745        67,182
                Ford Motor Company ....................    40,270       698,685
              + Forest Laboratories, Inc. .............     3,920       282,789
                Fortune Brands, Inc. ..................     3,417       114,470
                Franklin Resources, Inc. ..............     5,809       201,398
              + Freeport-McMoRan Copper & Gold,
                  Inc. (Class B) ......................     3,168        34,816
                GPU, Inc. .............................     2,672       107,842
                Galileo International, Inc. ...........       890        18,476
                Gannett Co., Inc. .....................     5,887       353,868
                The Gap, Inc. .........................    18,918       226,070
              + Gateway Inc. ..........................     7,112        38,760
                General Dynamics Corporation ..........     4,385       387,283
                General Electric Company ..............   218,632     8,133,110
                General Mills, Inc. ...................     6,244       284,102
                General Motors Corporation ............    12,119       519,905
                Genuine Parts Company .................     3,807       121,291
                Georgia-Pacific Group .................     4,965       142,942
                The Gillette Company ..................    23,273       693,535
              + Global Crossing Ltd. ..................    19,562        35,212
                Golden West Financial Corporation .....     3,513       204,105
                The Goodyear Tire & Rubber
                  Company .............................     3,497        64,450
                Great Lakes Chemical Corporation ......     1,166        25,769
              + Guidant Corporation ...................     6,757       260,145
                H & R Block, Inc. .....................     3,996       154,086
                HCA--The Healthcare Corporation .......    11,831       524,232
              + HEALTHSOUTH Corporation ...............     8,536       138,795
                H.J. Heinz Company ....................     7,658       322,785
                Halliburton Company ...................     9,444       212,962
                Harley-Davidson, Inc. .................     6,696       271,188
              + Harrah's Entertainment, Inc. ..........     2,605        70,361
                The Hartford Financial Services
                  Group, Inc. .........................     5,222       306,740
                Hasbro, Inc. ..........................     3,773        52,822
              + Hercules Incorporated .................     2,341        19,313
                Hershey Foods Corporation .............     3,008       196,633
                Hewlett-Packard Company ...............    42,712       687,663
                Hilton Hotels Corporation .............     8,129        63,813
                The Home Depot, Inc. ..................    51,365     1,970,875
                Homestake Mining Company ..............     5,790        53,847
                Honeywell International Inc. ..........    17,813       470,263
                Household International, Inc. .........    10,209       575,583
              + Humana Inc. ...........................     3,758        45,321
                Huntington Bancshares Incorporated ....     5,540        95,897
                IMS Health Incorporated ...............     6,489       162,549
                ITT Industries, Inc. ..................     1,924        86,195
                Illinois Tool Works Inc. ..............     6,676       361,238
              + Immunex Corporation ...................    11,900       221,935
              + Inco Limited ..........................     4,070        50,509
                Ingersoll-Rand Company ................     3,704       125,195
                Intel Corporation .....................   148,021     3,018,148
                International Business Machines
                  Corporation .........................    38,241     3,529,644
                International Flavors &
                  Fragrances Inc. .....................     2,131        59,007
              + International Game Technology .........     1,600        68,000
                International Paper Company ...........    10,636       370,133
                The Interpublic Group of
                  Companies, Inc. .....................     8,258       168,463
              + Intuit Inc. ...........................     4,540       162,532
                J.C. Penney Company, Inc. .............     5,766       126,275
              + JDS Uniphase Corporation ..............    28,971       183,097
                J.P. Morgan Chase & Co. ...............    43,695     1,492,184
              + Jabil Circuit, Inc. ...................     4,160        74,464
                Jefferson-Pilot Corporation ...........     3,348       148,919
                John Hancock Financial Services, Inc. .     6,840       273,258
                Johnson & Johnson .....................    66,584     3,688,754
                Johnson Controls, Inc. ................     1,865       121,673
                KB HOME ...............................       947        26,904
              + KLA-Tencor Corporation ................     4,106       129,667
              + Kadant Inc. ...........................         1            13
                Kellogg Company .......................     8,963       268,890
                Kerr-McGee Corporation ................     2,171       112,697
                KeyCorp ...............................     9,409       227,133
                KeySpan Corporation ...................     3,000        99,720
                Kimberly-Clark Corporation ............    11,714       726,268
                Kinder Morgan, Inc. ...................     2,528       124,403
              + King Pharmaceuticals, Inc. ............     4,986       209,163
              + Kmart Corporation .....................    10,784        75,380
                Knight Ridder, Inc. ...................     1,621        90,533
              + Kohl's Corporation ....................     7,294       350,112
              + The Kroger Co. ........................    17,845       439,701
              + LSI Logic Corporation .................     7,908        92,919
                Leggett & Platt, Incorporated .........     4,328        84,396
                Lehman Brothers Holdings, Inc. ........     7,888       448,433
              + Lexmark International Group, Inc.
                  (Class A) ...........................     2,865       128,094
                The Limited, Inc. .....................     9,403        89,329
                Lincoln National Corporation ..........     4,134       192,768
                Linear Technology Corporation .........     7,004       229,731
                Liz Claiborne, Inc. ...................     1,143        43,091
                Lockheed Martin Corporation ...........     9,489       415,144
                Loews Corporation .....................     4,398       203,539
                Louisiana-Pacific Corporation .........     2,314        15,041
                Lowe's Companies, Inc. ................    16,920       535,518
                Lucent Technologies Inc. ..............    74,964       429,544
                MBIA, Inc. ............................     3,291       164,550
                MBNA Corporation ......................    18,748       567,877
                MGIC Investment Corporation ...........     2,322       151,719
              + Manor Care, Inc. ......................     2,267        63,703
                Marriott International, Inc.
                  (Class A) ...........................     5,299       176,987
                Marsh & McLennan Companies, Inc. ......     6,076       587,549
                Masco Corporation .....................    10,122       206,894
              + Mattel, Inc. ..........................     9,429       147,658
              + Maxim Integrated Products, Inc. .......     7,204       251,708
                The May Department Stores Company .....     6,544       189,907
                Maytag Corporation ....................     1,690        41,642
              + McDermott International, Inc. .........     1,367        11,278
                McDonald's Corporation ................    28,466       772,567
                The McGraw-Hill Companies, Inc. .......     4,330       252,006
                McKesson HBOC, Inc. ...................     6,274       237,094
                The Mead Corporation ..................     2,223        61,533
              + MedImmune, Inc. .......................     4,680       166,748
                Medtronic, Inc. .......................    26,548     1,154,838
                Mellon Financial Corporation ..........    10,504       339,594
                Merck & Co., Inc. .....................    50,470     3,361,302
              + Mercury Interactive Corp. .............     1,830        34,843
                Meredith Corporation ..................     1,094        35,150
                MetLife, Inc. .........................    16,502       490,109
              + Micron Technology, Inc. ...............    13,114       246,937
              + Microsoft Corporation .................   118,463     6,061,752
                Millipore Corporation .................     1,036        54,846
                Minnesota Mining and Manufacturing
                  Company (3M) ........................     8,715       857,556
              + Mirant Corporation ....................     7,497       164,184
                Molex Incorporated ....................     4,301       120,901
                Moody's Corporation ...................     3,467       128,279
                Morgan Stanley Dean Witter & Co. ......    35,637     1,651,775
                Motorola, Inc. ........................    48,265       752,934
              + NCR Corporation .......................     2,120        62,858
                NICOR, Inc. ...........................       986        38,208
              + Nabors Industries, Inc. ...............     3,230        67,733
                National City Corporation .............    13,223       396,029
              + National Semiconductor Corporation ....     3,835        84,562
                National Service Industries, Inc. .....       932        19,246
              + Navistar International Corporation ....     1,322        37,347
              + Network Appliance, Inc. ...............     7,091        48,219
                The New York Times Company
                  (Class A) ...........................     3,505       136,800
                Newell Rubbermaid Inc. ................     5,890       133,762
                Newmont Mining Corporation ............     4,296       101,386
              + Nextel Communications, Inc.
                  (Class A) ...........................    16,833       145,774
              + Niagara Mohawk Holdings Inc. ..........     3,582        60,787
                Nike, Inc. (Class B) ..................     5,924       277,302
                NiSource Inc. .........................     4,488       104,615
              + Noble Drilling Corporation ............     3,000        72,000
                Nordstrom, Inc. .......................     2,961        42,786
                Norfolk Southern Corporation ..........     8,456       136,311
                Nortel Networks Corporation ...........    70,131       393,435
                Northern Trust Corporation ............     4,900       257,152
                Northrop Grumman Corporation ..........     1,878       189,678
              + Novell, Inc. ..........................     7,920        28,987
              + Novellus Systems, Inc. ................     3,070        87,679
                Nucor Corporation .....................     1,712        67,966
                Occidental Petroleum Corporation ......     8,221       200,099
              + Office Depot, Inc. ....................     6,583        89,529
                Omnicom Group Inc. ....................     4,077       264,597
              + Oracle Corporation ....................   123,558     1,554,360


                                     6 & 7

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2001

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                                                          Shares
                Issue                                      Held         Value
================================================================================
Common          PACCAR Inc. ...........................     1,703    $   83,566
Stocks          PG&E Corporation ......................     8,537       129,762
(concluded)   + PMC--Sierra, Inc. .....................     3,610        37,508
                PNC Bank Corp. ........................     6,361       364,167
                PPG Industries, Inc. ..................     3,729       170,602
                PPL Corporation .......................     3,201       104,353
              + Pactiv Corporation ....................     3,491        50,585
                Pall Corporation ......................     2,755        53,585
              + Palm, Inc. ............................    12,504        18,256
              + Parametric Technology Corporation .....     5,874        30,486
                Parker-Hannifin Corporation ...........     2,568        88,082
                Paychex, Inc. .........................     8,225       259,170
                Peoples Energy Corporation ............       817        32,484
              + PeopleSoft, Inc. ......................     6,471       116,737
                The Pepsi Bottling Group, Inc. ........     3,100       142,817
                PepsiCo, Inc. .........................    38,903     1,886,796
                PerkinElmer, Inc. .....................     2,222        58,305
                Pfizer Inc. ...........................   138,949     5,571,855
                Pharmacia Corporation .................    28,635     1,161,436
                Phelps Dodge Corporation ..............     1,799        49,473
                Philip Morris Companies Inc. ..........    48,416     2,338,009
                Phillips Petroleum Company ............     8,348       450,313
                Pinnacle West Capital Corporation .....     1,851        73,485
                Pitney Bowes Inc. .....................     5,432       207,502
                Placer Dome Inc. ......................     7,211        92,229
              + Power-One, Inc. .......................     1,740        10,701
                Praxair, Inc. .........................     3,468       145,656
                The Procter & Gamble Company ..........    28,507     2,075,025
                Progress Energy, Inc. .................     4,822       207,298
                The Progressive Corporation ...........     1,679       224,818
                Providian Financial Corporation .......     6,328       127,509
                Public Service Enterprise Group
                  Incorporated ........................     4,578       194,794
                Pulte Corporation .....................     1,284        39,355
              + QLogic Corporation ....................     2,010        38,190
              + QUALCOMM Incorporated .................    16,652       791,636
              + Quintiles Transnational Corp. .........     2,544        37,142
                Qwest Communications
                  International Inc. ..................    36,593       611,103
                R.R. Donnelley & Sons Company .........     2,584        69,897
                RadioShack Corporation ................     4,082        98,989
                Ralston-Ralston Purina Group ..........     6,783       222,482
                Raytheon Company ......................     7,824       271,884
              + Reebok International Ltd. .............     1,292        26,744
                Regions Financial Corporation .........     5,007       144,502
                Reliant Energy, Inc. ..................     6,564       172,764
              + Robert Half International Inc. ........     3,860        77,239
                Rockwell Collins ......................     4,033        57,269
                Rockwell International Corporation ....     4,033        59,204
                Rohm and Haas Company .................     4,913       160,950
              + Rowan Companies, Inc. .................     2,115        26,184
                Royal Dutch Petroleum Company
                  (NY Registered Shares) ..............    47,190     2,371,298
                Ryder System, Inc. ....................     1,293        25,847
                S&P 500 Depositary Receipts (a) .......       390        40,732
                SAFECO Corporation ....................     2,865        86,895
                SBC Communications Inc. ...............    74,131     3,493,053
                SUPERVALU Inc. ........................     2,901        58,687
                SYSCO Corporation .....................    14,803       378,069
              + Sabre Holdings Corporation ............     2,867        76,664
              + Safeway Inc. ..........................    11,124       441,845
              + Sanmina Corporation ...................     7,037        95,562
              + Sapient Corporation ...................     2,660        10,241
                Sara Lee Corporation ..................    17,374       370,066
                Schering-Plough Corporation ...........    32,203     1,194,731
                Schlumberger Limited ..................    12,616       576,551
                Scientific-Atlanta, Inc. ..............     3,556        62,408
              + Sealed Air Corporation ................     1,825        66,594
                Sears, Roebuck & Co. ..................     7,231       250,482
                Sempra Energy .........................     4,481       110,905
                The Sherwin-Williams Company ..........     3,448        76,615
              + Siebel Systems, Inc. ..................     9,974       129,762
                Sigma-Aldrich Corporation .............     1,700        76,840
                Snap-On Incorporated ..................     1,272        28,404
              + Solectron Corporation .................    14,378       167,504
                SouthTrust Corporation ................     7,510       191,280
                The Southern Company ..................    15,078       361,570
                Southwest Airlines Co. ................    16,751       248,585
              + Sprint Corp. (PCS Group) ..............    20,600       541,574
                Sprint Corporation ....................    19,539       469,131
              + St. Jude Medical, Inc. ................     1,849       126,564
                The St. Paul Companies, Inc. ..........     4,720       194,558
                The Stanley Works .....................     1,896        69,299
              + Staples, Inc. .........................    10,034       133,653
              + Starbucks Corporation .................     8,354       123,973
                Starwood Hotels & Resorts
                  Worldwide, Inc. .....................     4,315        94,930
                State Street Corporation ..............     7,222       328,601
                Stilwell Financial, Inc. ..............     4,888        95,316
                Stryker Corporation ...................     4,340       229,586
              + Sun Microsystems, Inc. ................    71,684       592,827
                SunTrust Banks, Inc. ..................     6,427       428,038
                Sunoco, Inc. ..........................     1,845        65,682
                Symbol Technologies, Inc. .............     4,987        52,314
                Synovus Financial Corp. ...............     6,309       174,128
                T. Rowe Price Group Inc. ..............     2,695        78,964
                The TJX Companies, Inc. ...............     6,215       204,474
              + TMP Worldwide Inc. ....................     2,360        67,000
                TRW Inc. ..............................     2,790        83,198
                TXU Corp. .............................     5,704       264,209
                Target Corporation ....................    19,791       628,364
              + Tektronix, Inc. .......................     2,058        35,994
              + Tellabs, Inc. .........................     9,058        89,493
                Temple-Inland, Inc. ...................     1,087        51,622
              + Tenet Healthcare Corporation ..........     7,137       425,722
              + Teradyne, Inc. ........................     3,818        74,451
                Texaco Inc. ...........................    12,156       790,140
                Texas Instruments Incorporated ........    38,210       954,486
                Textron, Inc. .........................     3,143       105,636
              + Thermo Electron Corporation ...........     3,977        71,785
                Thomas & Betts Corporation ............     1,310        22,899
                Tiffany & Co. .........................     3,264        70,666
                Torchmark Corporation .................     2,777       108,303
              + Toys 'R' Us, Inc. .....................     4,362        75,157
                Transocean Sedco Forex Inc. ...........     7,001       184,826
                Tribune Company .......................     6,569       206,267
              + Tricon Global Restaurants, Inc. .......     3,268       128,171
                Tupperware Corporation ................     1,326        26,440
                Tyco International Ltd. ...............    42,626     1,939,483
              + US Airways Group, Inc. ................     1,529         7,110
                U.S. Bancorp ..........................    41,943       930,296
                USA Education Inc. ....................     3,625       300,549
                UST Inc. ..............................     3,605       119,686
                USX-Marathon Group ....................     6,860       183,505
                USX-U.S. Steel Group ..................     1,935        27,051
                Unilever NV (NY Registered Shares) ....    12,629       682,219
                Union Pacific Corporation .............     5,476       256,824
                Union Planters Corporation ............     3,018       129,472
              + Unisys Corporation ....................     6,915        59,884
                United Technologies Corporation .......    10,349       481,229
                UnitedHealth Group Incorporated .......     7,020       466,830
              + Univision Communications Inc.
                  (Class A) ...........................     4,605       105,685
                Unocal Corporation ....................     5,368       174,460
                UnumProvident Corporation .............     5,296       133,724
              + VERITAS Software Corporation ..........     8,747       161,295
                V. F. Corporation .....................     2,465        72,151
                Verizon Communications ................    59,531     3,221,222
              + Viacom, Inc. (Class B) ................    39,183     1,351,814
                Visteon Corporation ...................     2,906        37,052
              + Vitesse Semiconductor Corporation .....     4,036        31,279
                Vulcan Materials Company ..............     2,203        95,170
                W. W. Grainger, Inc. ..................     2,049        79,604
                Wachovia Corporation ..................    30,955       959,605
                Walgreen Co. ..........................    22,404       771,370
                Wal-Mart Stores, Inc. .................    98,408     4,871,196
                The Walt Disney Company ...............    45,961       855,794
                Washington Mutual, Inc. ...............    19,284       742,048
                Waste Management, Inc. ................    13,735       367,274
              + Watson Pharmaceuticals, Inc. ..........     2,326       127,255
              + Wellpoint Health Networks Inc. ........     1,401       152,919
                Wells Fargo Company ...................    37,766     1,678,699
                Wendy's International, Inc. ...........     2,534        67,531
                Westvaco Corporation ..................     2,206        56,694
                Weyerhaeuser Company ..................     4,736       230,691
                Whirlpool Corporation .................     1,470        81,365
                Willamette Industries, Inc. ...........     2,439       109,731
                The Williams Companies, Inc. ..........    11,322       309,091
                Winn-Dixie Stores, Inc. ...............     3,145        36,010
                Wm. Wrigley Jr. Company ...............     4,976       255,269
              + WorldCom, Inc. ........................    63,616       956,785
                Worthington Industries, Inc. ..........     1,868        21,015
                XL Capital Ltd. (Class A) .............     2,655       209,745
                Xcel Energy, Inc. .....................     7,561       212,842
                Xerox Corporation .....................    15,281       118,428
              + Xilinx, Inc. ..........................     7,260       170,828
              + Yahoo! Inc. ...........................    12,478       109,931
              + Zimmer Holdings, Inc. .................     4,277       118,687
                Zions Bancorporation ..................     2,070       111,076
                ---------------------------------------------------------------
                Total Common Stocks (Cost--$269,554,892)--74.4%     207,964,185
===============================================================================


                                     8 & 9

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                     Face
                    Amount                              Short-Term Obligations                               Value
======================================================================================================================
Commercial         $521,000         General Motors Acceptance Corp., 3.44% due 10/01/2001                $     520,900
Paper*
======================================================================================================================
                  Total Short-Term Obligations (Cost--$520,900)--0.2%                                          520,900
======================================================================================================================
                  Nominal Value
OPTIONS            Covered by
PURCHASED       Options Purchased                      Issue
======================================================================================================================
Put Options         232,484         S&P 500 European, expiring October 2007 at $1,639                       71,605,949
Purchased
======================================================================================================================
                  Total Options Purchased (Cost--$44,408,620)--25.6%                                        71,605,949
======================================================================================================================
                  Total Investments (Cost--$314,484,412)--100.2%                                           280,091,034
                  Liabilities in Excess of Other Assets--(0.2%)                                               (524,875)
                                                                                                         -------------
                  Net Assets--100.0%                                                                     $ 279,566,159
                                                                                                         =============
======================================================================================================================

  +   Non-income producing security.
  * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
(a) Represents ownership in SPDR Trust, a registered unit investment trust. The investment objective of the SPDR Trust is to provide investment results that generally correspond to the price and yield performance of the component stocks of the S&P 500 Index.

      See Notes to Financial Statements.

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

               As of September 30, 2001
======================================================================================================================
Assets:        Investments, at value (identified cost--$270,075,792) .....................               $ 208,485,085
               Options purchased, at value (cost--$44,408,620) ...........................                  71,605,949
               Cash ......................................................................                         400
               Receivables:
                  Dividends ..............................................................    $223,117
                  Securities sold ........................................................     125,240         348,357
                                                                                              --------
               Other assets ..............................................................                     231,227
                                                                                                         -------------
               Total assets ..............................................................                 280,671,018
                                                                                                         -------------
======================================================================================================================
Liabilities:   Payables:
                  Deferred advisory fees .................................................                     758,157
                  Investment adviser .....................................................                     299,509
                  Securities purchased ...................................................                      47,193
                                                                                                         -------------
               Total liabilities .........................................................                   1,104,859
                                                                                                         -------------
======================================================================================================================
Net Assets:    Net assets ................................................................               $ 279,566,159
                                                                                                         =============
======================================================================================================================
Capital:       Common Stock, par value $.10 per share, 200,000,000 shares authorized                     $   3,151,000
               Paid-in capital in excess of par ..........................................                 311,949,000
               Undistributed investment income--net ......................................                     139,546
               Accumulated realized capital losses on investments--net ...................                  (1,280,009)
               Unrealized depreciation on investments--net ...............................                 (34,393,378)
                                                                                                         -------------

               Total capital--Equivalent to $8.87 per share based on 31,510,000
               shares of Common Stock outstanding (market price--$8.45) ..................               $ 279,566,159
                                                                                                         =============
======================================================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                        For the Year Ended September 30, 2001
======================================================================================================================
Investment              Dividends (net of $14,259 foreign withholding tax) ...............               $   3,119,764
Income:                 Interest and discount earned .....................................                      51,305
                                                                                                         -------------
                        Total income .....................................................                   3,171,069
                                                                                                         -------------
======================================================================================================================
Expenses:               Investment advisory fees .........................................  $2,958,267
                        Directors' fees and expenses .....................................      42,133
                                                                                            ----------
                        Total expenses ...................................................                   3,000,400
                                                                                                         -------------
                        Investment income--net ...........................................                     170,669
                                                                                                         -------------
======================================================================================================================
Realized &              Realized loss on investments--net ................................                  (1,187,337)
Unrealized Loss         Change in unrealized appreciation/depreciation on investments--net                 (39,051,807)
On Investments--Net:                                                                                     ------------
                        Net Decrease in Net Assets Resulting from Operations .............               $ (40,068,475)
                                                                                                         =============
======================================================================================================================

See Notes to Financial Statements.


                                    10 & 11

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2001

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         For the       For the Period
                                                                                       Year Ended     Nov. 3, 1999+ to
                Increase (Decrease) in Net Assets:                                   Sept. 30, 2001    Sept. 30, 2000
======================================================================================================================
Operations:     Investment income--net ............................................   $     170,669      $     360,357
                Realized loss on investments--net .................................      (1,187,337)           (92,672)
                Change in unrealized appreciation/depreciation on investments--net      (39,051,807)         4,658,429
                                                                                      -------------      -------------
                Net increase (decrease) in net assets resulting from operations ...     (40,068,475)         4,926,114
                                                                                      -------------      -------------
======================================================================================================================
Dividends to    Investment income--net ............................................        (391,480)                --
Shareholders:                                                                         -------------      -------------
                Net decrease in net assets resulting from dividends to shareholders        (391,480)                --
                                                                                      -------------      -------------
======================================================================================================================
Common Stock    Proceeds from issuance of Common Stock ............................              --        315,000,000
Transactions:                                                                         -------------      -------------
======================================================================================================================
Net Assets:     Total increase (decrease) in net assets ...........................     (40,459,955)       319,926,114
                Beginning of period ...............................................     320,026,114            100,000
                                                                                      -------------      -------------
                End of period* ....................................................   $ 279,566,159      $ 320,026,114
                                                                                      =============      =============
======================================================================================================================
               *Undistributed investment income--net ..............................   $     139,546      $     360,357
                                                                                      =============      =============
======================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                      The following per share data and ratios have been derived
                      from information provided in the financial statements.            For the       For the Period
                                                                                      Year Ended     Nov. 3, 1999+ to
                      Increase (Decrease) in Net Asset Value:                       Sept. 30, 2001    Sept. 30, 2000
=====================================================================================================================
Per Share Operating   Net asset value, beginning of period .....................      $     10.16         $     10.00
Performance:                                                                          -----------         -----------
                         Investment income--net ................................               --++               .01
                         Realized and unrealized gain (loss) on investments--net            (1.28)                .15
                                                                                      -----------         -----------
                      Total from investment operations .........................            (1.28)                .16
                                                                                      -----------         -----------
                      Less dividends from investment income--net ...............             (.01)                 --
                                                                                      -----------         -----------
                      Net asset value, end of period ...........................      $      8.87         $     10.16
                                                                                      -----------         -----------
                      Market price per share, end of period ....................      $      8.45         $      9.25
                                                                                      ===========         ===========
=====================================================================================================================
Total Investment      Based on net asset value per share .......................          (12.70%)              1.60%@
Return:**                                                                             ===========         ===========
                      Based on market price per share ..........................           (8.65%)             (7.50%)@
                                                                                      ===========         ===========
=====================================================================================================================
Ratios to Average     Expenses .................................................            1.01%               1.00%*
Net Assets:                                                                           ===========         ===========
                      Investment income--net ...................................             .06%                .12%*
                                                                                      ===========         ===========
=====================================================================================================================
Supplemental          Net assets, end of period (in thousands) .................      $   279,566         $   320,026
Data:                                                                                 ===========         ===========
                      Portfolio turnover .......................................            3.59%               7.60%
                                                                                      ===========         ===========
=====================================================================================================================

 *    Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
 +    Commencement of operations.
++    Amount is less than $.01 per share.
 @    Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

The S&P 500(R) Protected Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, fixed-term, closed-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund is anticipated to terminate on or about November 30, 2007. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the NASDAQ under the symbol PEFX. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities are valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). The Fund, at inception, purchased three seven-year European style put options from three independent counterparties. For valuation purposes, the Fund obtains a bid price from each of the three counterparties. The average of these three bid prices is used to value each of the three put options. Obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value, unless this method no longer produces fair valuations. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Securities and all other assets for which there exist no price quotations or valuations, including put contracts and futures contracts and related options, are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund.

(b) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Fund's


                                    12 & 13

                  The S&P 500(R) Protected Equity Fund, Inc., September 30, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts as a hedge against adverse changes in the interest rate. A futures contract is an agreement between two parties to buy and sell a security, respectively, for a set price at a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Fund can purchase privately negotiated put option contracts intended to protect the Fund's initial net asset value. In addition to the put option contracts, the Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund will adopt the provisions to amortize all premiums and discounts on debt securities effective October 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. As of September 30, 2001, no debt securities were held by the Fund.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a fee on a quarterly basis in arrears at an annual rate equal to 1.0% of the average daily value of the Fund's net assets. To the extent that cash or cash equivalents are not sufficient to pay all of the investment advisory fee at the conclusion of a quarterly period, MLIM will defer collecting the portion of the investment advisory fee not covered by such available cash or cash equivalents. The Fund will not pay MLIM any interest on any deferred investment advisory fees.

MLIM will bear all of the Fund's ordinary operating expenses, including administration, custodial, transfer agency, legal, auditing and accounting fees.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended September 30, 2001 were $12,322,039 and $10,565,466, respectively.

Net realized losses for the year ended September 30, 2001 and net unrealized gains (losses) as of September 30, 2001 were as follows:

--------------------------------------------------------------------------------
                                                Realized           Unrealized
                                                 Losses           Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments .................        $  (958,202)        $(61,590,707)
Financial futures contracts ...........           (229,135)                  --
Options purchased .....................                 --           27,197,329
                                               -----------         ------------
Total .................................        $(1,187,337)        $(34,393,378)
                                               ===========         ============
--------------------------------------------------------------------------------

As of September 30, 2001, net unrealized depreciation for Federal income tax purposes aggregated $34,471,609, of which $41,277,732 related to appreciated securities and $75,749,341 related to depreciated securities. The aggregate cost of investments, including options purchased, at September 30, 2001 for Federal income tax purposes was $314,562,643.

4. Common Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $.10 per share. Shares issued and outstanding during the year ended September 30, 2001 remained constant and during the period November 3, 1999 to September 30, 2000 increased by 31,500,000 from shares sold.

5. Capital Loss Carryforward:

At September 30, 2001, the Fund had a net capital loss carryforward of approximately $29,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders, The S&P 500(R) Protected Equity Fund,
Inc.:

We have audited the accompanying statement of assets, liabilities and capital, including the schedule of investments of The S&P 500(R) Protected Equity Fund, Inc., as of September 30, 2001 and the related statements of operations for the year then ended and changes in net assets and the financial highlights for the year then ended and for the period November 3, 1999 (commencement of operations) to September 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2001 by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of The S&P 500(R) Protected Equity Fund, Inc., as of September 30, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
November 7, 2001


                                    14 & 15

[LOGO] Merrill Lynch Investment Managers

                                                               [GRAPHIC OMITTED]

The S&P 500(R) Protected Equity Fund, Inc. invests in a portfolio primarily of the common stocks of substantially all of the companies represented in the S&P 500 and privately negotiated put options contracts intended to protect the Fund's initial net asset value at the maturity date by limiting the risk of loss caused by a decline in the market value of the Fund's common stock portfolio.

This report, including the financial information herein, is transmitted to shareholders of The S&P 500(R) Protected Equity Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

The S&P 500(R) Protected
Equity Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

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